Supplemental Guarantor Financial Information Cash Flow (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Repayments of Long-term Capital Lease Obligations	$ 508		$ 0	$ 0	$ 100
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	117,749	55,742	184,941	239,092	221,507
Payments to Acquire Businesses, Net of Cash Acquired	603,373
Net cash provided by (used in) operating activities - discontinued operations			0	(2,571)	19,054
Net cash provided by (used in) operating activities			184,941	236,521	240,561
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(139,850)	(53,021)	(131,769)	(102,931)	(126,755)
Proceeds from recoveries			0	3,356	0
Proceeds from sale of fixed assets	122	61,956	92,352	1,490	710
Net cash provided by (used in) investing activities	(790,386)	8,935	(39,417)	(98,085)	(126,045)
Net cash provided by (used in) investing activities - discontinued operations			0	5,900	(217)
Net cash provided by (used in) investing activities			(39,417)	(92,185)	(126,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to Dean Foods, net		(871)	(871)	(130,844)	(109,667)
Proceeds from the issuance of Term A-1 and Term A-2 facilities			0	500,000	0
Repayment of intercompany notes to Dean Foods			0	(1,155,000)	0
Proceeds from revolver line of credit	489,850	307,600	624,150	519,200	0
Payments for revolver line of credit	(340,060)	(359,050)	(727,050)	(238,650)	0
Proceeds from exercise of stock options	1,281		1,298	0	0
Tax savings on shared-based compensation	3,196		515	0	0
Payment of deferred financing costs	(3,378)	(16)	(16)	(12,403)	0
Net cash provided by (used in) financing activities - continuing operations	636,890	(59,837)	(116,974)	(172,118)	(87,098)
Net cash provided by (used in) financing activities - discontinued operations			0	(269)	(498)
Net cash provided by (used in) financing activities			(116,974)	(172,387)	(87,596)
Effect of exchange rate changes on cash and cash equivalents	595	(2,100)	3,182	437	(3,528)
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(35,152)	2,740	31,732	(27,614)	23,175
Cash and cash equivalents, beginning of period	101,105	69,373	69,373	96,987	73,812
Cash and cash equivalents, end of period	65,953	72,113	101,105	69,373	96,987
Operating Segments [Member]
Condensed Financial Statements, Captions [Line Items]
Payments of Taxes on Behalf of Employees for Restricted Stock Units	3,491
Repayments of Long-term Capital Lease Obligations	508				100
Net Cash Provided by (Used in) Operating Activities [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	603,373
Net cash provided by (used in) operating activities	117,749	55,742	184,941	236,521	240,561
Payments to Acquire Equity Method Investments	47,285
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(139,850)	(53,021)	(131,769)	(102,931)	(126,755)
Intercompany contributions	0	0	0	0	0
Proceeds from recoveries				3,356
Proceeds from sale of fixed assets	122	61,956	92,352	1,490	710
Net cash provided by (used in) investing activities				(98,085)	(126,045)
Net cash provided by (used in) investing activities - discontinued operations				5,900	(217)
Net cash provided by (used in) investing activities	(790,386)	8,935	(39,417)	(92,185)	(126,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	0	0	0	0	0
Distributions to Dean Foods, net			(871)	(130,844)	(109,667)
Proceeds from initial public offering, net of offering costs				367,540
Proceeds from the issuance of Term A-1 and Term A-2 facilities	500,000			500,000
Repayment of intercompany notes to Dean Foods		(871)		(1,155,000)
Repayment of debt	(10,000)	(7,500)	(15,000)
Proceeds from revolver line of credit	489,850	307,600	624,150	519,200
Payments for revolver line of credit	(340,060)	(359,050)	(727,050)	(238,650)
Proceeds from receivables-backed facility				150,735	319,671
Payments for receivables-backed facility				(166,650)	(303,756)
Proceeds from exercise of stock options	1,281		1,298
Tax savings on shared-based compensation	3,196		515
Payment of deferred financing costs	(3,378)	(16)	(16)	(12,403)
Capital contribution from (distribution to) non-controlling interest				(6,046)	6,754
Net cash provided by (used in) financing activities - continuing operations				(172,118)	(87,098)
Net cash provided by (used in) financing activities - discontinued operations				(269)	(498)
Net cash provided by (used in) financing activities	636,890	(59,837)	(116,974)	(172,387)	(87,596)
Effect of exchange rate changes on cash and cash equivalents	595	(2,100)	3,182	437	(3,528)
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(35,152)	2,740	31,732	(27,614)	23,175
Cash and cash equivalents, beginning of period	101,105	69,373	69,373	96,987	73,812
Cash and cash equivalents, end of period	65,953	72,113	101,105	69,373	96,987
Operating Segments [Member] | Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Payments of Taxes on Behalf of Employees for Restricted Stock Units	3,491
Repayments of Long-term Capital Lease Obligations	0				0
Net Cash Provided by (Used in) Operating Activities [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	0
Net cash provided by (used in) operating activities	(18,531)	(61,339)	(42,336)	33,879	0
Payments to Acquire Equity Method Investments	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(40,350)	(2,998)	(5,499)	0	0
Intercompany contributions	(578,517)	0	0	(1,162,891)	0
Proceeds from recoveries				0
Proceeds from sale of fixed assets	0	0	0	0	0
Net cash provided by (used in) investing activities				(1,162,891)	0
Net cash provided by (used in) investing activities - discontinued operations				0	0
Net cash provided by (used in) investing activities	(618,867)	(2,998)	(5,499)	(1,162,891)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	0	116,628	158,092	0	0
Distributions to Dean Foods, net			(829)
Proceeds from initial public offering, net of offering costs				367,540
Proceeds from the issuance of Term A-1 and Term A-2 facilities	500,000			500,000
Repayment of intercompany notes to Dean Foods		0		0
Repayment of debt	(10,000)	(7,500)	(15,000)
Proceeds from revolver line of credit	489,850	307,600	624,150	519,200
Payments for revolver line of credit	(340,060)	(359,050)	(727,050)	(238,650)
Proceeds from receivables-backed facility				0	0
Payments for receivables-backed facility				0	0
Proceeds from exercise of stock options	1,281		1,298
Tax savings on shared-based compensation	3,196		515
Payment of deferred financing costs	(3,378)	(16)	(16)	(12,403)
Capital contribution from (distribution to) non-controlling interest				0	0
Net cash provided by (used in) financing activities - continuing operations				1,135,687	0
Net cash provided by (used in) financing activities - discontinued operations				0	0
Net cash provided by (used in) financing activities	637,398	57,662	41,160	1,135,687	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(6,675)	(6,675)	6,675	0
Cash and cash equivalents, beginning of period	0	6,675	6,675	0	0
Cash and cash equivalents, end of period	0	0	0	6,675	0
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Payments of Taxes on Behalf of Employees for Restricted Stock Units	0
Repayments of Long-term Capital Lease Obligations	508				0
Net Cash Provided by (Used in) Operating Activities [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	603,373
Net cash provided by (used in) operating activities	106,768	100,657	179,293	157,988	187,405
Payments to Acquire Equity Method Investments	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(80,205)	(42,653)	(109,250)	(91,315)	(113,672)
Intercompany contributions	0	(118,534)	(161,645)	0	0
Proceeds from recoveries				3,356
Proceeds from sale of fixed assets	122	61,931	92,352	879	670
Net cash provided by (used in) investing activities				(87,080)	(113,002)
Net cash provided by (used in) investing activities - discontinued operations				0	0
Net cash provided by (used in) investing activities	(683,456)	(99,256)	(178,543)	(87,080)	(113,002)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	577,129	0	0	1,179,742	28,526
Distributions to Dean Foods, net			(126)	(89,867)	(109,681)
Proceeds from initial public offering, net of offering costs				0
Proceeds from the issuance of Term A-1 and Term A-2 facilities	0			0
Repayment of intercompany notes to Dean Foods		(965)		(1,155,000)
Repayment of debt	0	0	0
Proceeds from revolver line of credit	0	0	0	0
Payments for revolver line of credit	0	0	0	0
Proceeds from receivables-backed facility				0	0
Payments for receivables-backed facility				0	0
Proceeds from exercise of stock options	0		0
Tax savings on shared-based compensation	0		0
Payment of deferred financing costs	0	0	0	0
Capital contribution from (distribution to) non-controlling interest				(6,046)	6,754
Net cash provided by (used in) financing activities - continuing operations				(71,171)	(74,401)
Net cash provided by (used in) financing activities - discontinued operations				0	0
Net cash provided by (used in) financing activities	576,621	(965)	(126)	(71,171)	(74,401)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	77
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(67)	436	624	(263)	79
Cash and cash equivalents, beginning of period	673	49	49	312	233
Cash and cash equivalents, end of period	606	485	673	49	312
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Payments of Taxes on Behalf of Employees for Restricted Stock Units	0
Repayments of Long-term Capital Lease Obligations	0				100
Net Cash Provided by (Used in) Operating Activities [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	0
Net cash provided by (used in) operating activities	29,512	16,424	47,984	44,654	53,156
Payments to Acquire Equity Method Investments	47,285
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(19,295)	(7,370)	(17,020)	(11,616)	(13,083)
Intercompany contributions	0	0	0	(16,851)	(28,526)
Proceeds from recoveries				0
Proceeds from sale of fixed assets	0	25	0	611	40
Net cash provided by (used in) investing activities				(27,856)	(41,569)
Net cash provided by (used in) investing activities - discontinued operations				5,900	(217)
Net cash provided by (used in) investing activities	(66,580)	(7,345)	(17,020)	(21,956)	(41,786)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	1,388	1,906	3,553	0	0
Distributions to Dean Foods, net			84	(40,977)	14
Proceeds from initial public offering, net of offering costs				0
Proceeds from the issuance of Term A-1 and Term A-2 facilities	0			0
Repayment of intercompany notes to Dean Foods		94		0
Repayment of debt	0	0	0
Proceeds from revolver line of credit	0	0	0	0
Payments for revolver line of credit	0	0	0	0
Proceeds from receivables-backed facility				150,735	319,671
Payments for receivables-backed facility				(166,650)	(303,756)
Proceeds from exercise of stock options	0		0
Tax savings on shared-based compensation	0		0
Payment of deferred financing costs	0	0	0	0
Capital contribution from (distribution to) non-controlling interest				0	0
Net cash provided by (used in) financing activities - continuing operations				(56,892)	15,829
Net cash provided by (used in) financing activities - discontinued operations				(269)	(498)
Net cash provided by (used in) financing activities	1,388	2,000	3,637	(57,161)	15,331
Effect of exchange rate changes on cash and cash equivalents	595	(2,100)	3,182	437	(3,605)
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(35,085)	8,979	37,783	(34,026)	23,096
Cash and cash equivalents, beginning of period	100,432	62,649	62,649	96,675	73,579
Cash and cash equivalents, end of period	65,347	71,628	100,432	62,649	96,675
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Payments of Taxes on Behalf of Employees for Restricted Stock Units	0
Repayments of Long-term Capital Lease Obligations	0				0
Net Cash Provided by (Used in) Operating Activities [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Payments to Acquire Equity Method Investments	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	0	0	0	0	0
Intercompany contributions	578,517	118,534	161,645	1,179,742	28,526
Proceeds from recoveries				0
Proceeds from sale of fixed assets	0	0	0	0	0
Net cash provided by (used in) investing activities				1,179,742	28,526
Net cash provided by (used in) investing activities - discontinued operations				0	0
Net cash provided by (used in) investing activities	578,517	118,534	161,645	1,179,742	28,526
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	(578,517)	(118,534)	(161,645)	(1,179,742)	(28,526)
Distributions to Dean Foods, net			0	0
Proceeds from initial public offering, net of offering costs				0
Proceeds from the issuance of Term A-1 and Term A-2 facilities	0			0
Repayment of intercompany notes to Dean Foods		0		0
Repayment of debt	0	0	0
Proceeds from revolver line of credit	0	0	0	0
Payments for revolver line of credit	0	0	0	0
Proceeds from receivables-backed facility				0	0
Payments for receivables-backed facility				0	0
Proceeds from exercise of stock options	0		0
Tax savings on shared-based compensation	0		0
Payment of deferred financing costs	0	0	0	0
Capital contribution from (distribution to) non-controlling interest				0	0
Net cash provided by (used in) financing activities - continuing operations				(1,179,742)	(28,526)
Net cash provided by (used in) financing activities - discontinued operations				0	0
Net cash provided by (used in) financing activities	(578,517)	(118,534)	(161,645)	(1,179,742)	(28,526)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0	$ 0